Summary of Significant Accounting Policies and Basis of Presentation, Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Long-lived asset impairments	$ 0	$ 0	$ 0
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	15 years
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	7 years
Medical Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Medical Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	10 years
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Signs [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	7 years
Automobiles [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Software [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	7 years